Consolidated statements of changes in equity (Parenthetical) $ in Millions, R in Billions			12 Months Ended
		Mar. 17, 2016	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ZAR (R) R / shares shares	Dec. 31, 2018 USD ($)
Shares issued	[1]		$ 151.5
Share placement price per share | R / shares				R 59.50
Face amount of borrowings					$ 1,290.0
Private Placement [member]
Shares issued			$ 151.5	R 2.3
Number of shares issued | shares			38,857,913	38,857,913
Private Placement [member] | 50 Day Moving Average [Member]
Percentage of discount on share price		0.70%
Private Placement [member] | 30 Day Volume Weighted Average [Member]
Percentage of discount on share price		6.00%
US$1,510 Million Term Loan and Revolving Credit Facilities [Member]
Face amount of borrowings					1,510.0
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Face amount of borrowings					$ 1,290.0

[1]	During 2016, Gold Fields completed a US$151.5 million (R2.3 billion) accelerated equity raising by way of a private placement to institutional investors. A total number of 38,857,913 new Gold Fields shares were placed at a price of R59.50 per share which represented a 6% discount to the 30-day volume weighted average traded price, for the period 17 March 2016 and a 0.7% discount to the 50-day moving average. The net proceeds from the placement were used to refinance the US$1,510 million term loan and revolving credit facilities. The new facilities amount to US$1,290 million. Refer note 24 for further details.